OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	£ 490	£ 223
Investments in joint ventures and associates	3	5
Other assets and prepayments	2,034	2,011
Total other assets	2,527	2,239
The Bank [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	437	150
Investments in joint ventures and associates	5	5
Other assets and prepayments	556	694
Total other assets	£ 998	£ 849